Semi
Annual
Report


[GRAPHIC OMITTED]

                                                               DECEMBER 31, 2002


FRANKLIN TEMPLETON
MONEY FUND TRUST


FRANKLIN TEMPLETON MONEY FUND


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
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     [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
       INVESTMENTS

                                           THANK YOU FOR INVESTING WITH FRANKLIN
                                        TEMPLETON. WE ENCOURAGE OUR INVESTORS TO
                                            MAINTAIN A LONG-TERM PERSPECTIVE AND
                                            REMEMBER THAT ALL SECURITIES MARKETS
                                        MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND
                                           SHARE PRICES. WE APPRECIATE YOUR PAST
                                        SUPPORT AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]
CHARLES B. JOHNSON
CHAIRMAN
FRANKLIN TEMPLETON
MONEY FUND TRUST

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
CONTENTS


Shareholder Letter .........  1

Performance Summary ........  3

Financial Highlights &
Statement of Investments ...  5

Financial Statements .......  9

Notes to
Financial Statements ....... 12



SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN TEMPLETON MONEY FUND TRUST SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. THE PORTFOLIO, IN TURN, INVESTS IN VARIOUS MONEY MARKET INSTRUMENTS SUCH AS U.S. GOVERNMENT SECURITIES AND OTHER U.S. DOLLAR-DENOMINATED SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE. 1
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Templeton Money Fund Trust covers the period ended December 31, 2002. Modest economic growth, accommodative short-term interest rates and continued volatility characterized financial conditions in the U.S. during the six-month reporting period.

As we began the period, many of the economic conditions that led to 2001's recession and slowed the economy in the second quarter were still evident and potentially posed a problem in 2002's second half. The previous year's recession was mostly business driven so it was natural to depend on the business sector to drive a recovery. However, non-residential




[GRAPHIC OMITTED]

FUND CATEGORY

Global

Growth

Growth & Income

Income              X

Tax-Free Income



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 8.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------
fixed investment (a measure for business expenditures) continued to decline during the reporting period. Weak business investment and the slackening economy helped push unemployment to its highest level since 1994, at 6.0% in November and December. This became a major concern because consumers have so far helped the economy maintain a moderate growth level. As unemployment increased, consumer confidence fell to the lowest levels in nearly a decade.

Although the economy faced significant headwinds, there were several important mitigating factors. Productivity accelerated as American workers produced more per unit of labor than ever before. This enabled corporations to show sequential earnings growth for the first time in a number of quarters. The consumer, while concerned with the economy and unemployment, continued to spend, albeit at a more moderate rate. Real estate remained a particular area of strength as housing starts kept rising and mortgage rates stayed very low. The development of the Chinese marketplace as well as declining prices around the world has muted inflation, which should keep interest rates low. Along with fiscal stimulus in the form of tax cuts, these positive factors should help the economy as 2003 begins.

Despite some favorable economic indicators, including annualized gross domestic product growth of 4.0% for third quarter 2002, the stock market remained unresponsive and registered its third consecutive annual decline. The Standard & Poor's 500 Composite Index (S&P 500) fell 10.29% for the six months ended December 31, 2002. 2 One key element negatively affecting stock market valuation was geopolitical risk, as the threat of



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

war in Iraq created a great deal of uncertainty and volatility. Conversely, the bond market performed well as investors flocked to the perceived safety of fixed income investments. The 10-year U.S. Treasury bond's yield decreased from 4.86% at the beginning of the period to 3.83% on December 31, 2002.

While the Federal Reserve Board (the Fed) does not target the stock market with respect to its policy, it does target the overall economy. The Fed kept the federal funds target rate constant at 1.75% for most of the period until lowering it 50 basis points in November to 1.25%. This move displayed that the Fed remains vigilant and will continue to use its power to ensure U.S. economic stability. Reflecting the declining interest rate environment during the six months under review, the Fund's Class B shares' seven-day effective yield declined from 0.69% on June 30, 2002, to 0.26% on December 31, 2002. Similarly, the Fund's Class C shares' seven-day effective yield fell from 0.70% to 0.31%, and Class R's dropped from 0.83% to 0.40%.

During the period, we continued to invest the Portfolio's assets in only the highest-quality money market securities. For example, on December 31, 2002, 94% of the securities purchased for the Portfolio carried AA or higher long-term credit ratings by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A. Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest in derivatives or other potentially volatile securities that we believe involve undue risk.



PERFORMANCE SUMMARY
12/31/02

CLASS B
--------------------------------
Seven-day effective yield* 0.26%

Seven-day annualized yield 0.26%


CLASS C
--------------------------------
Seven-day effective yield* 0.31%

Seven-day annualized yield 0.31%


CLASS R
--------------------------------
Seven-day effective yield* 0.40%

Seven-day annualized yield 0.40%



*Seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period ended 12/31/02. The Fund's average weighted maturity was 47 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the Fund's annualized and effective yields for the period would have been 0.15% and 0.15% for Class B shares, 0.20% and 0.20% for Class C shares, and 0.29% and 0.29% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------



Looking forward, we believe that the risks to the economy are balanced such that the Fed will likely keep the federal funds target rate on hold in the first half of 2003. In fact, the Fed publicly shifted its policy focus in December from concern over slowing economic growth to a more neutral stance. Such a change in focus or bias by the Fed indicates that they will likely move with the economy, and thus will need time to gather more data.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ CHARLES B. JOHNSON
Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2002, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights

                                                                                 CLASS B
                                                                  ----------------------------------------------
                                                               SIX MONTHS ENDED       YEAR ENDED JUNE 30,
                                                               DECEMBER 31, 2002 -------------------------------
                                                                  (UNAUDITED)    2002     2001    2000    1999 d
                                                                  ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................    $1.00     $1.00    $1.00   $1.00   $1.00
                                                                    --------------------------------------------
Income from investment operations - net investment income ........     .003      .015     .048    .045    .019
Less distributions from net investment income ....................    (.003)    (.015)   (.048)  (.045)  (.019)
                                                                    --------------------------------------------
Net asset value, end of period ...................................    $1.00     $1.00    $1.00   $1.00   $1.00
                                                                    ============================================

Total return a ...................................................    0.27%     1.53%    4.92%   4.64%   1.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................  $51,090   $23,319  $11,544  $5,439    $762
Ratios to average net assets:
 Expenses b ......................................................    1.25% c   1.24%    1.25%   1.25%   1.26% c
 Expenses excluding waiver and payments by affiliate b ...........    1.47% c   1.56%    1.61%   1.52%   1.46% c
 Net investment income ...........................................    0.50% c   1.46%    4.66%   4.54%   3.73% c


a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c Annualized

d For the period January 1, 1999 (effective date) to June 30, 1999.


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights (CONTINUED)

                                                                              CLASS C
                                               ------------------------------------------------------------------

                                               SIX MONTHS ENDED                   YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2002  -----------------------------------------------
                                                  (UNAUDITED)      2002      2001       2000      1999      1998
                                               ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........       $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                  ---------------------------------------------------------------
Income from investment operations - net
 investment income ...........................        .003         .016      .050       .046      .040      .043
Less distributions from net investment
 income ......................................       (.003)       (.016)    (.050)     (.046)    (.040)    (.043)
                                                  ---------------------------------------------------------------
Net asset value, end of period ...............       $1.00        $1.00     $1.00      $1.00     $1.00     $1.00
                                                  ===============================================================

Total return a ...............................       0.27%        1.57%     5.12%      4.75%     4.08%     4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............    $100,671      $63,117   $55,342    $82,406   $77,667   $38,538
Ratios to average net assets:
 Expenses b ..................................       1.24% c      1.20%     1.10%      1.13%     1.22%     1.25%
 Expenses excluding waiver and payments by
  affiliate b ................................       1.46% c      1.52%     1.46%      1.40%     1.42%     1.45%
 Net investment income .......................       0.52% c      1.58%     5.11%      4.66%     4.00%     4.39%



a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c Annualized

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights (CONTINUED)

                                                                                      CLASS R
                                                                        -----------------------------------
                                                                        SIX MONTHS ENDED
                                                                        DECEMBER 31, 2002    YEAR ENDED
                                                                            (UNAUDITED)    JUNE 30, 2002 d
                                                                        -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................................          $1.00           $1.00
                                                                        -----------------------------------
Income from investment operations - net investment income ............           .003            .005
Less distributions from net investment income ........................          (.003)          (.005)
                                                                        -----------------------------------
Net asset value, end of period .......................................          $1.00           $1.00
                                                                        ===================================

Total return a .......................................................          0.34%           0.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................................         $1,021            $543
Ratios to average net assets:
 Expenses b ..........................................................          1.10% c         1.07% c
 Expenses excluding waiver and payments by affiliate b ...............          1.32% c         1.39% c
 Net investment income ...............................................          0.65% c         0.93% c


a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c Annualized

d For the period January 1, 2002 (effective date) to June 30, 2002.

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                     SHARES        VALUE
----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.6%

The Money Market Portfolio (Note 1) (COST $153,761,898) ........................  153,761,898 $153,761,898
OTHER ASSETS, LESS LIABILITIES (.6)% ...........................................                  (980,157)
                                                                                              ------------
NET ASSETS 100.0% ..............................................................              $152,781,741
                                                                                              ============


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ..................  $153,761,898
 Receivables from capital shares sold ..........................       950,114
                                                                  ------------
      Total assets .............................................   154,712,012
                                                                  ------------
Liabilities:
 Payables:
  Capital shares redeemed ......................................     1,582,970
  Affiliates ...................................................       194,724
  Shareholders .................................................       143,592
 Other liabilities .............................................         8,985
                                                                  ------------
      Total liabilities ........................................     1,930,271
                                                                  ------------
       Net assets, at value ....................................  $152,781,741
                                                                  ============
CLASS B:
 Net assets, at value ..........................................  $ 51,089,559
                                                                  ============
 Shares outstanding ............................................    51,089,559
                                                                  ============
 Net asset value per share a ...................................         $1.00
                                                                  ============
CLASS C:
 Net assets, at value ..........................................  $100,671,041
                                                                  ============
 Shares outstanding ............................................   100,671,041
                                                                  ============
 Net asset value per share a ...................................         $1.00
                                                                  ============
CLASS R:
 Net assets, at value ..........................................  $  1,021,141
                                                                  ============
 Shares outstanding ............................................     1,021,141
                                                                  ============
 Net asset value per share a ...................................         $1.00
                                                                  ============



a Redemption price is equal to net assets less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

Investment income:
 Dividends .......................................................  $1,138,942
                                                                    ----------
Expenses:
 Administrative fees (Note 3) ....................................     317,294
 Distribution fees (Note 3)
  Class B ........................................................     147,052
  Class C ........................................................     302,812
  Class R ........................................................       1,959
 Transfer agent fees (Note 3) ....................................      95,592
 Reports to shareholders .........................................       7,467
 Registration and filing fees ....................................      32,230
 Professional fees ...............................................       5,883
 Other ...........................................................       9,301
                                                                    ----------
      Total expenses .............................................     919,590
      Expenses waived/paid by affiliate (Note 3) .................    (146,595)
                                                                    ----------
       Net expenses ..............................................     772,995
                                                                    ----------
        Net investment income ....................................     365,947
                                                                    ----------
Net increase in net assets resulting from operations .............  $  365,947
                                                                    ==========


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2002

                                                                                 SIX MONTHS         YEAR
                                                                                    ENDED           ENDED
                                                                              DECEMBER 31, 2002 JUNE 30, 2002
                                                                              -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................   $    365,947     $ 1,216,371
 Distributions to shareholders from net investment income:
  Class B ...................................................................       (114,049)       (244,163)
  Class C ...................................................................       (249,365)       (971,804)
  Class R ...................................................................         (2,533)           (404)
                                                                                ----------------------------
 Total distributions to shareholders ........................................       (365,947)     (1,216,371)
 Capital share transactions: (Note 2)
  Class B ...................................................................     27,770,267      11,775,672
  Class C ...................................................................     37,553,990       7,774,825
  Class R ...................................................................        477,772         543,369
                                                                                ----------------------------
 Total capital share transactions ...........................................     65,802,029      20,093,866
      Net increase in net assets ............................................     65,802,029      20,093,866
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of period ........................................................     86,979,712      66,885,846
                                                                                ----------------------------
 End of period ..............................................................   $152,781,741     $86,979,712
                                                                                ============================


                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 2002, the Fund owns 2.86% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class B, Class C and Class R. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                               PERIOD ENDED        YEAR ENDED
                                                             DECEMBER 31, 2002  JUNE 30, 2002 a
-----------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares sold ...............................................    $ 55,992,112     $  35,565,163
Shares issued in reinvestment of distributions ............         116,479          244,363
Shares redeemed ...........................................     (28,338,324)     (24,033,854)
                                                               --------------------------------
Net increase ..............................................    $ 27,770,267     $  11,775,672
                                                               ================================
CLASS C SHARES:
Shares sold ...............................................    $125,428,311     $ 148,237,571
Shares issued in reinvestment of distributions ............         255,609          976,683
Shares redeemed ...........................................     (88,129,930)     (141,439,429)
                                                               --------------------------------
Net increase ..............................................    $ 37,553,990     $  7,774,825
                                                               ================================
CLASS R SHARES:
Shares sold ...............................................    $  1,273,825     $    545,332
Shares issued in reinvestment of distributions ............           2,582              346
Shares redeemed ...........................................        (798,635)          (2,309)
                                                               --------------------------------
Net increase ..............................................    $    477,772     $    543,369
                                                               ================================

a For the period January 1, 2002 (effective date) to June 30, 2002 for Class R.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  DAILY NET ASSETS
       --------------------------------------------------------------
          .455%   First $100 million
          .330%   Over $100 million, up to and including $250 million
          .280%   Over $250 million

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65%, .65% and .50% per year of its average daily net assets of Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors received contingent deferred sales charges for the period of $370,788.

The Fund paid transfer agent fees of $95,592, of which $91,875 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                 SIX MONTHS
                                               ENDED DECEMBER                     YEAR ENDED JUNE 30,
                                                  31, 2002     -----------------------------------------------------
                                                 (UNAUDITED)      2002        2001       2000       1999       1998
                                               ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $1.00       $1.00       $1.00      $1.00      $1.00      $1.00
                                               ---------------------------------------------------------------------
Income from investment operations -
 net investment income .......................       .008        .026        .059       .056       .051       .055
Less distributions from net investment
 income ......................................      (.008)      (.026)      (.059)     (.056)     (.051)     (.055)
                                               ---------------------------------------------------------------------
Net asset value, end of period ...............      $1.00       $1.00       $1.00      $1.00      $1.00      $1.00
                                               =====================================================================
Total return a ...............................       .82%       2.63%       6.08%      5.75%      5.18%      5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............ $5,371,273  $4,734,196  $4,490,919 $4,144,043 $3,672,404 $2,043,629
Ratios to average net assets:
 Expenses ....................................       .15% b      .15%        .15%       .15%       .15%       .15%
 Expenses excluding waiver by affiliate ......       .16% b      .16%        .16%       .16%       .15%       .16%
 Net investment income .......................      1.62% b     2.56%       5.91%      5.65%      5.04%      5.50%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                  PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                        AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT 27.9%
 Australia & New Zealand Banking, New York Branch, 1.76%,
  1/23/03 - 1/24/03 ..........................................................  $100,000,000 $ 100,000,000
 Bank of Montreal, Chicago Branch, 1.69%, 1/15/03 ............................    25,000,000    25,000,097
 Banque Nationale De Paris, New York Branch, 1.68%, 1/09/03 ..................    75,000,000    75,000,166
 Bayerische Landesbank, New York Branch, 1.76%, 2/25/03 - 2/26/03 ............   100,000,000   100,001,532
 Credit Agricole, New York Branch, 1.75% - 2.73%, 1/17/03 - 3/11/03 ..........    75,000,000    75,000,000
 Dexia Bank, New York Branch, 1.31% - 1.335%, 2/07/03 - 2/18/03 ..............   125,000,000   125,001,537
 Lloyds Bank PLC, New York Branch, 1.32%, 3/18/03 - 3/19/03 ..................   100,000,000   100,001,059
 Rabobank Nederland N.V., New York Branch, 2.745% - 2.76%,
  3/13/03 - 3/24/03 ..........................................................   100,000,000    99,975,224
 Royal Bank of Canada, New York Branch, 1.82% - 2.615%, 1/14/03 - 5/30/03 ....   125,000,000   124,995,249
 State Street Bank and Trust, Boston Branch, 1.33%, 3/03/03 - 3/04/03 ........   100,000,000   100,001,703
 Svenska Handelsbanken, New York Branch, 1.31% - 1.67%, 1/08/03 - 2/12/03 ....   100,000,000   100,000,678
 Toronto Dominion Bank, New York Branch, 1.65% - 1.78%, 1/10/03 - 1/27/03 ....   125,000,000   124,999,913
 UBS AG, Stamford Branch, 1.71% - 2.825%, 1/22/03 - 3/24/03 ..................   100,000,000   100,000,290
 Wells Fargo Bank N.A., San Francisco Branch, 1.68%, 4/01/03 .................   100,000,000   100,091,119
 Westdeutsche Landesbank, New York Branch, 1.68% - 2.27%,
 1/15/03 - 6/30/03 ...........................................................   150,000,000   149,985,131
                                                                                            --------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,500,053,698) .........................               1,500,053,698
                                                                                            --------------
 COMMERCIAL PAPER 32.2%
aAbbey National North America Corp., 1.30%, 2/13/03 - 2/14/03 ................   100,000,000    99,842,917
aAmerican International Group, 1.69%, 1/17/03 - 1/21/03 ......................   100,000,000    99,915,500
aBank of Montreal, 1.65%, 1/06/03 - 1/07/03 ..................................   100,000,000    99,974,792
aBarclays U.S. Funding Corp., 1.32% - 1.52%, 2/05/03 - 3/17/03 ...............    75,000,000    74,857,361
aCanadian Wheat Board, 1.30%, 3/17/03 - 3/28/03 ..............................    57,000,000    56,831,542
aCoca Cola Co., 1.29% - 1.70%, 1/22/03 - 2/24/03 .............................    94,963,000    94,836,049
aCommonwealth Bank of Australia, 1.795% - 1.82%, 1/13/03 .....................    73,000,000    72,955,905
aDen Danske Corp. Inc., 1.32% - 1.67%, 1/16/03 - 2/20/03 .....................   100,000,000    99,873,542
aGeneral Electric Capital Corp., 1.31%, 2/03/03 - 2/04/03 ....................   100,000,000    99,878,097
aInternationale Ned. U.S. Funding, 1.52%, 1/29/03 - 1/30/03 ..................   100,000,000    99,879,667
aNestle Capital Corp., 1.30%, 3/06/03 - 3/07/03 ..............................   100,000,000    99,767,083
aNovartis Finance Corp., 1.24% - 1.26%, 1/06/03 - 1/30/03 ....................    95,600,000    95,563,591
aPfizer Inc., 1.29%, 2/21/03 - 2/27/03 .......................................   125,000,000   124,755,437
aProvince of British Columbia, 1.70%, 1/21/03 ................................    21,400,000    21,379,789
aSalomon Smith Barney Holdings, 1.15%, 1/02/03 ...............................   225,000,000   224,992,813
aSiemens Capital Corp., 1.30%, 2/20/03 .......................................    40,000,000    39,927,775
aSociete Generale of North America Inc., 1.33%, 2/10/03 - 2/11/03 ............   100,000,000    99,850,375
aWestpac Capital Corp., 1.30% - 1.34%, 3/14/03 - 4/07/03 .....................   125,000,000   124,602,000
                                                                                            --------------
 TOTAL COMMERCIAL PAPER (COST $1,729,684,235) ................................               1,729,684,235
                                                                                            --------------
 U.S. GOVERNMENT AGENCY SECURITIES 30.6%
 Fannie Mae, 1.23% - 1.47%, 1/02/03 - 5/14/03 ................................   996,564,000   993,952,614
 Federal Home Loan Bank, .75% - 1.235%, 1/02/03 - 2/07/03 ....................   180,125,000   179,948,326
 Federal Home Loan Mortgage Corp., 1.23% - 1.695%, 1/16/03 - 4/02/03 .........   467,646,000   466,795,130
                                                                                            --------------
 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,640,696,070) ...............               1,640,696,070
                                                                                            --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,870,434,003) ........               4,870,434,003
                                                                                            --------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)


                                                                                  PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                        AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 9.1%
 bABN AMRO Bank, N.V., New York Branch, 1.20%, 1/02/03
     (Maturity Value $169,915,327) ...........................................  $169,904,000  $ 169,904,000
  Collateralized by U.S. Government Agency Securities
 bDeutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value
   $60,408,524) ..............................................................    60,405,000      60,405,000
  Collateralized by U.S. Treasury Notes
 bMorgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $60,408,624) .....    60,405,000      60,405,000
  Collateralized by U.S. Treasury Notes
 bUBS Warburg LLC, 1.25%, 1/02/03 (Maturity Value $200,013,889) ..............   200,000,000     200,000,000
  Collateralized by U.S. Government Agency Securities
                                                                                              --------------
 TOTAL REPURCHASE AGREEMENTS (COST $490,714,000) .............................                   490,714,000
                                                                                              --------------
 TOTAL INVESTMENTS (COST $5,361,148,003) 99.8% ...............................                 5,361,148,003
 OTHER ASSETS, LESS LIABILITIES .2% ..........................................                    10,125,209
                                                                                              --------------
 NET ASSETS 100.0% ...........................................................                $5,371,273,212
                                                                                              ==============

a Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
b See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                              SIX MONTHS ENDED                 YEAR ENDED JUNE 30,
                                              DECEMBER 31, 2002 -----------------------------------------------
                                                 (UNAUDITED)     2002      2001       2000      1999      1998
                                               ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                               ----------------------------------------------------------------
Income from investment operations -
 net investment income .......................       .008        .024      .056       .054      .049      .054
Less distributions from net investment
 income ......................................      (.008)      (.024)    (.056)     (.054)    (.049)    (.054)
                                               ----------------------------------------------------------------
Net asset value, end of period ...............      $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                               ================================================================

Total return a ...............................       .77%       2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............   $199,594    $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses ....................................       .15% b      .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate ......       .16% b      .16%      .16%       .16%      .15%      .16%
 Net investment income .......................      1.53% b     2.33%     5.63%      5.36%     4.84%     5.40%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                     PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 27.6%
 U.S. Treasury Bill, 3/06/03 ...................................................  $10,000,000 $  9,970,844
 U.S. Treasury Bill, 4/17/03 ...................................................   10,000,000    9,951,711
 U.S. Treasury Bill, 5/01/03 ...................................................    5,000,000    4,980,167
 U.S. Treasury Bill, 6/05/03 ...................................................    5,000,000    4,972,983
 U.S. Treasury Bill, 6/26/03 ...................................................    5,000,000    4,970,789
 U.S. Treasury Note, 4.75%, 1/31/03 ............................................    5,000,000    5,010,258
 U.S. Treasury Note, 5.50%, 3/31/03 ............................................    5,000,000    5,037,393
 U.S. Treasury Note, 5.50%, 5/31/03 ............................................    5,000,000    5,061,497
 U.S. Treasury Note, 2.75%, 9/30/03 ............................................    5,000,000    5,049,891
                                                                                              ------------
 TOTAL GOVERNMENT SECURITIES (COST $55,005,533) ................................                55,005,533
                                                                                              ------------
 REPURCHASE AGREEMENTS 72.3%
 aABN AMRO Bank, N.V., New York Branch, 1.05%, 1/02/03 (Maturity Value
  $9,000,525) ..................................................................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aBanc of America Securities LLC, 1.03%, 1/02/03 (Maturity Value $9,000,515) ...    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bonds
 aBarclays Capital Inc., 1.05%, 1/02/03 (Maturity Value $9,000,525) ............    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aBear, Stearns & Co. Inc., 1.125%, 1/02/03 (Maturity Value $20,001,250) .......   20,000,000   20,000,000
  Collateralized by U.S. Treasury Notes
 aDeutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value $29,691,732) ...   29,690,000   29,690,000
  Collateralized by U.S. Treasury Notes
 aDresdner Kleinwort Wasserstein Securities LLC, 1.05%, 1/02/03
  (Maturity Value $9,000,525) ..................................................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bills
 aGoldman, Sachs & Co., 1.05%, 1/02/03 (Maturity Value $20,001,167) ............   20,000,000   20,000,000
  Collateralized by U.S. Treasury Notes
 aMorgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $29,696,782) .......   29,695,000   29,695,000
  Collateralized by U.S. Treasury Notes
 aUBS Warburg LLC, 1.10%, 1/02/03 (Maturity Value $9,000,550) ..................    9,000,000    9,000,000
  Collateralized by U.S. Treasury Bonds
                                                                                              ------------
 TOTAL REPURCHASE AGREEMENTS (COST $144,385,000) ...............................               144,385,000
                                                                                              ------------
 TOTAL INVESTMENTS (COST $199,390,533) 99.9% ...................................               199,390,533
 OTHER ASSETS, LESS LIABILITIES .1% ............................................                   203,477
                                                                                              ------------
 NET ASSETS 100.0% .............................................................              $199,594,010
                                                                                              ============


a See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


                                                                                     THE U.S.
                                                                                    GOVERNMENT
                                                                        THE         SECURITIES
                                                                    MONEY MARKET   MONEY MARKET
                                                                      PORTFOLIO      PORTFOLIO
                                                                   ----------------------------
Assets:
 Investments in securities, at value and cost ..................   $4,870,434,003  $ 55,005,533
 Repurchase agreements, at value and cost ......................      490,714,000   144,385,000
 Cash ..........................................................            3,602         2,234
 Interest receivable ...........................................       10,748,904       233,629
                                                                   ----------------------------
      Total assets .............................................    5,371,900,509   199,626,396
                                                                   ----------------------------
Liabilities:
 Payables:
  Affiliates ...................................................          613,431        26,645
 Other liabilities .............................................           13,866         5,741
                                                                   ----------------------------
      Total liabilities ........................................          627,297        32,386
                                                                   ----------------------------
Net assets, at value ...........................................   $5,371,273,212  $199,594,010
                                                                   ============================
Shares outstanding .............................................    5,371,273,212   199,594,010
                                                                   ============================
Net asset value per share ......................................            $1.00         $1.00
                                                                   ============================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                                          THE        SECURITIES
                                                                      MONEY MARKET  MONEY MARKET
                                                                        PORTFOLIO     PORTFOLIO
                                                                      --------------------------
Investment income:
 Interest .........................................................   $46,480,443    $1,898,501
                                                                      --------------------------
Expenses:
 Management fees (Note 3) .........................................     3,945,265       169,367
 Custodian fees ...................................................        23,934         1,210
 Professional fees ................................................        23,361         8,908
 Other ............................................................       106,202         1,071
                                                                      --------------------------
     Total expenses ...............................................     4,098,762       180,556
     Expenses waived by affiliate (Note 3) ........................      (151,731)      (11,625)
                                                                      --------------------------
      Net expenses ................................................     3,947,031       168,931
                                                                      --------------------------
       Net investment income ......................................    42,533,412     1,729,570
                                                                      --------------------------
Net realized loss from investments ................................        (1,177)           --
                                                                      --------------------------
Net increase in net assets resulting from operations ..............   $42,532,235    $1,729,570
                                                                      ==========================

                             See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2002

                                                                                THE U.S. GOVERNMENT SECURITIES
                                                 THE MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                              ------------------------------------------------------------------
                                                 SIX MONTHS           YEAR           SIX MONTHS        YEAR
                                                    ENDED             ENDED             ENDED          ENDED
                                              DECEMBER 31, 2002  JUNE 30, 2002   DECEMBER 31, 2002 JUNE 30, 2002
                                              ------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................  $   42,533,412    $  125,672,808     $  1,729,570    $  5,015,722
  Net realized gain (loss) from investments           (1,177)           83,083               --              --
                                              ------------------------------------------------------------------
     Net increase in net assets resulting
       from operations .....................      42,532,235       125,755,891        1,729,570       5,015,722
 Distributions to shareholders from net
  investment income ........................     (42,532,235) a   (125,755,891) b    (1,729,570)     (5,015,722)
 Capital share transactions (Note 2) .......     637,077,370       243,276,615      (27,082,486)     39,958,367
                                              ------------------------------------------------------------------
     Net increase (decrease)
      in net assets ........................     637,077,370       243,276,615      (27,082,486)     39,958,367
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ......................   4,734,195,842     4,490,919,227      226,676,496     186,718,129
                                              ------------------------------------------------------------------
  End of period ............................  $5,371,273,212    $4,734,195,842     $199,594,010    $226,676,496
                                              ==================================================================


a Distributions were decreased by a net realized loss from investments of $1,177. b Distributions were increased by a net realized gain from investments of $83,083.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                      THE
                                                                      THE       U.S. GOVERNMENT
                                                                 MONEY MARKET  SECURITIES MONEY
                                                                   PORTFOLIO   MARKET PORTFOLIO
                                                               -------------------------------
Six months ended December 31, 2002
 Shares sold ................................................   $3,481,009,225    $192,151,217
 Shares issued in reinvestment of distributions .............       42,535,252       1,729,280
 Shares redeemed ............................................   (2,886,467,107)   (220,962,983)
                                                                --------------------------------
  Net increase (decrease) ...................................   $  637,077,370    $(27,082,486)
                                                                ================================
Year ended June 30, 2002
 Shares sold ................................................   $7,836,706,875    $356,762,722
 Shares issued in reinvestment of distributions .............      125,757,515       5,017,250
 Shares redeemed ............................................   (7,719,187,775)   (321,821,605)
                                                                --------------------------------
  Net increase ..............................................   $  243,276,615    $ 39,958,367
                                                                ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                                 SHARES   OUTSTANDING SHARES
                                                                            --------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...................  2,899,699,840           53.99%
Franklin Money Fund ......................................................  2,129,444,802           39.64%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............    188,366,672            3.51%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ......    153,761,898            2.86%

At December 31, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                             PERCENTAGE OF
                                                                                  SHARES  OUTSTANDING SHARES
                                                                            --------------------------------
Franklin Federal Money Fund ..............................................    138,276,250           69.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio ..................................................     61,317,760           30.72%

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. Upon reaching approximately $350 million in assets, the fund will close to all investors.

4. The fund is only open to existing shareholders as well as select retirement plans.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02
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FRANKLIN(R) TEMPLETON(R)    One Franklin Parkway
       INVESTMENTS          San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


SEMIANNUAL REPORT
FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Money Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



511 S2002 02/03

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